Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - Limited Partnership units [Member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	36,420,154	36,420,154
Stated value	$ 89,034	$ 89,034
Class A and Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,321,792	18,321,792
Stated value	$ 50,141	$ 50,141
Class A and Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of units	18,098,362	18,098,362
Stated value	$ 38,893	$ 38,893